Financial Assets	12 Months Ended
Dec. 31, 2017
Financial Assets
Financial Assets

(11)Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2017 and 2016 are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016

Convertible Bond (a)	—	15,201
Non-current derivatives (b) (see note 30)	8,338	13,665
Non-current investment in quoted shares (see note 30)	38,708	29,998

Total Non-current financial assets measured at fair value	47,046	58,864

Convertible Bond (a)	—	25,000
Non-current guarantee deposits	4,820	4,603
Other non-current financial assets	1,346	1,078
Non-current loans to EEAA (c) (see note 31)	16,677	—

Total Non-current financial assets measured at amortized cost	22,843	30,681

Details of other current financial assets on the consolidated balance sheet at 31 December 2017 and 2016 are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016

Deposits and guarantees	702	957
Current loans to third parties	59	832
Current loans to associates (see note 31)	9,977	793

Total other current financial assets	10,738	2,582

(a)Convertible Bond

On 22 April 2016, the Group’s subsidiary, Grifols Worldwide Operations Limited, subscribed convertible bonds for an amount of US Dollars 19,950 thousand (Euros 17,997 thousand) issued by Aradigm that bear at an interest rate of 9% and mature in 2021. The Group indirectly owns 35.13% of the common stock of Aradigm. Interest on the convertible bonds is payable on 1 May and 1 November of each year. At the date of these Consolidated Financial Statements Aradigm has paid the Group an amount of Euros 1,601 thousand on the convertible bonds (Euros 839 thousand at 31 December 2016). Upon the events described in the indenture governing the convertible bonds, the convertible bonds are convertible into common stock of Aradigm. At the date of these Consolidated Financial Statements, the conversion rate is 191.94 shares of Aradigm common stock per US Dollar 1,000 principal amount of convertible bonds.

As mentioned in note 8 (a), as the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration did not recommend approval for LinahiqTM as a treatment for non-cystic fibrosis bronchiectasis patients with chronic lung Pseudomonas aeruginosa infections, the Group has decided to impair all the financial assets referred to it. As a consequence, the financial assets related to the convertible bond of Aradigm have been impaired for a total amount of Euros 14,477 thousand (see note 26). This amount has been recognized in the Profit or Loss Statement as a financial result.

On February 2, 2017 Grifols Worldwide Operations Limited sold to Nomura International PLC the convertible bonds issued by TiGenix that the Group subscribed on March 6, 2015. The settlement amount was Euros 20.5 million resulting in a loss of Euros 5.5 million.

(b)Non-current derivatives

Non-current derivatives includes an amount of Euros 8,338 thousand in respect of the call right for the Interstate Blood Bank, Inc. shares, Bio-Blood Components, Inc. shares and Plasma Biological Services, LLC. units that are not owned by the Group. The call right can be exercised by the Group by delivering written notice of its intention at any time on or after February 1, 2019 and on or before April 30, 2019 (see note 11 (a)).

On December 31, 2017 the implicit derivative to the right of the convertible bond of Aradigm have been totally impaired due to the resolution of the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration. As a consequence, it has been recognized a financial impairment in the Profit and Loss Statement for a total amount of Euros 3,672 thousand.

(c)Non-current loans to EEAA

On 2 October 2017 the Group’s subsidiary Grifols Diagnostic Solutions, Inc. subscribed notes for an amount of US Dollars 20,000 thousand (Euros 16,676 thousand) issued by Singulex, Inc., that bear at an interest rate of 5% and mature in September 19, 2019. The Group indirectly owns 19.33 % of the common stock of Singulex Inc.